Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 06, 2017	Jun. 30, 2015	Jun. 30, 2018	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2019	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000092399
Account Value [Line Items]
Line Graph and Table Measure Name				ERShares Global Entrepreneurs
Accumulated Value		$ 10,000			$ 9,725		$ 12,063		$ 14,312		$ 14,471		$ 15,890		$ 22,664		$ 13,815		$ 15,577	$ 18,844	$ 25,917
C000194842
Account Value [Line Items]
Line Graph and Table Measure Name				ERShares Private-Public Crossover ETF
Accumulated Value	$ 10,000		$ 11,730			$ 12,094		$ 14,636		$ 19,321		$ 11,005		$ 14,200		$ 18,081		$ 22,183
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,399		12,260		14,023		15,483		16,645		23,436		20,948		25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,629			11,736		12,617		17,764		15,878		18,989		23,652		27,239
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Accumulated Value		$ 10,000			$ 9,722		$ 11,491		$ 12,765		$ 13,573		$ 13,959		$ 19,409		$ 16,626		$ 19,704	$ 23,683	$ 27,533
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000		$ 11,057			$ 12,335		$ 15,207		$ 21,669		$ 17,601		$ 22,372		$ 29,863		$ 35,035